Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Schedule of Issuances and Repurchases of Shares
Below are the issuances and repurchases of shares during 2021 and 2020:

	Number of shares
	Class A	Class B	Total

At December 31, 2019	178,688,584	98,678,252	277,366,836

Business combination (a)	203,378	—	203,378
2020 Follow on (b)	31,481,250	—	31,481,250
Vested awards (c)	210,378	—	210,378
Conversions	46,895,550	(46,895,550)	—

At December 31, 2020	257,479,140	51,782,702	309,261,842

Issuance (d) (e) (f)	3,132,970	—	3,132,970
Conversions	5,741,517	(5,741,517)	—
Vested awards (g)	136,436	—	136,436

At December 31, 2021	266,490,063	46,041,185	312,531,248

As of December 31, 2021, and 2020, all issued shares were paid in full.
(a)	On May 29, 2020, the Company issued 203,378 shares as payment to acquire 100% interest in Vitta Group.
(b)	As mentioned in Note 1.2, on August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common.
(c)
In 2020, the Company has accelerated 302,243 RSUs, of which 210,378 shares were delivered through the issuance of shares, 2,735 shares were delivered through the delivery of treasury shares and the remaining was paid as withholding income tax. Additionally the Company has repurchased and cancelled 7,595 shares under the incentive shares plan.

(d)
On January 28, 2021, the Group has fully acquired the non-controlling interest in PDCA held by Bellver Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (“Bellver”). The transaction was made by a purchase and sale of shares, where Bellver agreed to acquire 1,313,066 STNE shares by a payment being part in cash in the amount of R$230,500 and part by the delivering of their PDCA shares. The number of STNE shares delivered to Bellver was based on STNE volume-weighted average trading price of the 30 days preceding the signing of a memorandum of understanding (“MOU”) between the parties on December 8, 2020.

(e)
On June 16, 2021, Brazilian Antitrust Authority (“CADE”) approved, without restrictions, a business combination between the Group and Linx S.A. (“Linx”) which was completed on July 01, 2021. Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx share issued and outstanding immediately prior to the consummation of the transaction was automatically contributed to the Group in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. To complete the transaction 1,817,428 StoneCo shares were issued and bought by STNE Par in the amount of R$618,514.

(f)	On July 5, 2021, the Group acquired 100.0% interest in Nodis Tecnologia S.A. (“Nodis”), through the issuance of 2,476 shares in the amount of R$849.
(g)
As described in Note 25, the Company has accelerated 136,826 RSUs, of which 99,198 shares were delivered to the beneficiaries through the issuance of shares, and the remaining was paid as withholding income tax. Additionally, 37,238 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.